UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number  811-07705
                                                      ----------

                               Phoenix Asset Trust
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                Kevin J. Carr, Esq.
         Vice President, Chief Legal Officer         John H. Beers, Esq.
         Counsel and Secretary for Registrant     Vice President and Counsel
           Phoenix Life Insurance Company      Phoenix Life Insurance Company
                 One American Row                     One American Row
              Hartford, CT 06103-2899             Hartford, CT 06103-2899
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

Phoenix Rising Dividends Fund


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)


                                                     SHARES       VALUE
                                                   ---------- --------------
DOMESTIC COMMON STOCKS--99.0%

APPAREL, ACCESSORIES & LUXURY GOODS--1.4%
VF Corp.(b)                                           13,600   $  1,123,632

DISTRIBUTORS--1.4%
Genuine Parts Co.                                     22,900      1,122,100

DIVERSIFIED BANKS--4.0%
Comerica, Inc.                                        18,800      1,111,456
U.S. Bancorp(b)                                       31,600      1,105,052
Wells Fargo & Co.                                     32,700      1,125,861
                                                               ------------
                                                                  3,342,369
                                                               ------------

DIVERSIFIED CHEMICALS--1.3%
PPG Industries, Inc.                                  15,700      1,103,867

DIVERSIFIED REITS--1.3%
Washington Real Estate Investment
  Trust(b)                                            29,900      1,118,858

ELECTRIC UTILITIES--4.1%
FPL Group, Inc.                                       18,200      1,113,294
Pinnacle West Capital Corp.                           23,200      1,119,400
Progress Energy, Inc.(b)                              22,200      1,119,768
                                                               ------------
                                                                  3,352,462
                                                               ------------

GAS UTILITIES--9.5%
Atmos Energy Corp.                                    36,400      1,138,592
National Fuel Gas Co.(b)                              26,100      1,129,086
New Jersey Resources Corp.                            22,500      1,126,125
Northwest Natural Gas Co.(b)                          24,500      1,118,915
Piedmont Natural Gas Co., Inc.                        42,200      1,113,236
UGI Corp.                                             42,300      1,129,833
WGL Holdings, Inc.(b)                                 34,900      1,116,102
                                                               ------------
                                                                  7,871,889
                                                               ------------

HEALTH CARE SUPPLIES--1.3%
Arrow International, Inc.                             33,000      1,061,280

HOME FURNISHINGS--1.3%
Leggett & Platt, Inc.(b)                              49,300      1,117,631

HOUSEHOLD PRODUCTS--1.4%
Kimberly-Clark Corp.                                  16,400      1,123,236

INDUSTRIAL CONGLOMERATES--2.7%
3M Co.                                                14,600      1,115,878


                                                     SHARES       VALUE
                                                   ---------- --------------
INDUSTRIAL CONGLOMERATES--(CONTINUED)
General Electric Co.                                  31,400   $  1,110,304
                                                               ------------
                                                                  2,226,182
                                                               ------------

INDUSTRIAL MACHINERY--1.4%
Briggs & Stratton Corp.(b)                            36,800      1,135,280

INDUSTRIAL REITS--1.4%
First Industrial Realty Trust,
  Inc.(b)                                             25,100      1,137,030

INSURANCE BROKERS--1.4%
Gallagher (Arthur J.) & Co.(b)                        39,500      1,119,035

INTEGRATED OIL & GAS--1.4%
Chevron Corp.                                         15,200      1,124,192

INTEGRATED TELECOMMUNICATION SERVICES--1.4%
AT&T, Inc.                                            28,500      1,123,755

MULTI-UTILITIES--5.5%
Black Hills Corp.(b)                                  30,400      1,117,808
Consolidated Edison, Inc.(b)                          22,100      1,128,426
Integrys Energy Group, Inc.(b)                        20,300      1,126,853
Vectren Corp.(b)                                      40,800      1,166,880
                                                               ------------
                                                                  4,539,967
                                                               ------------

OFFICE REITS--1.3%
Lexington Corporate Properties Trust                  52,600      1,111,438

OFFICE SERVICES & SUPPLIES--1.4%
Pitney Bowes, Inc.                                    25,100      1,139,289

OTHER DIVERSIFIED FINANCIAL SERVICES--2.7%
Bank of America Corp.                                 21,700      1,107,134
Citigroup, Inc.                                       22,000      1,129,480
                                                               ------------
                                                                  2,236,614
                                                               ------------

PACKAGED FOODS & MEATS--1.4%
Lancaster Colony Corp.(b)                             25,900      1,144,521

PAPER PACKAGING--2.7%
Bemis Co., Inc.                                       33,800      1,128,582
Sonoco Products Co.                                   29,600      1,112,368
                                                               ------------
                                                                  2,240,950
                                                               ------------

PHARMACEUTICALS--4.1%
Lilly (Eli) & Co.                                     21,100      1,133,281
Merck & Co., Inc.                                     26,400      1,166,088

Phoenix Rising Dividends Fund


                                                     SHARES       VALUE
                                                   ---------- --------------
PHARMACEUTICALS--(CONTINUED)
Pfizer, Inc.                                          44,200   $  1,116,492
                                                               ------------
                                                                  3,415,861
                                                               ------------

PROPERTY & CASUALTY INSURANCE--2.7%
Commerce Group, Inc. (The)(b)                         37,600      1,129,504
Mercury General Corp.(b)                              21,100      1,119,144
                                                               ------------
                                                                  2,248,648
                                                               ------------

PUBLISHING--1.3%
New York Times Co. (The) Class A(b)                   46,600      1,095,566

REGIONAL BANKS--20.3%
BB&T Corp.                                            27,100      1,111,642
Fifth Third Bancorp(b)                                28,300      1,094,927
First Horizon National Corp.(b)                       26,700      1,108,851
FirstMerit Corp.(b)                                   54,200      1,144,162
Fulton Financial Corp.(b)                             75,800      1,101,374
KeyCorp                                               29,500      1,105,365
National City Corp.(b)                                30,200      1,124,950
Old National Bancorp/IN(b)                            61,800      1,123,524
Park National Corp.(b)                                12,000      1,133,760
Popular, Inc.                                         68,000      1,126,080
Provident Bankshares Corp.                            34,700      1,140,242
Susquehanna Bancshares, Inc.                          48,000      1,113,120
TCF Financial Corp.                                   42,300      1,115,028
Valley National Bancorp(b)                            44,100      1,113,525
Whitney Holding Corp.                                 36,400      1,113,112
                                                               ------------
                                                                 16,769,662
                                                               ------------

RESIDENTIAL REITS--1.3%
Home Properties, Inc.                                 20,900      1,103,729

RETAIL REITS--2.7%
Developers Diversified Realty Corp.                   18,300      1,151,070
National Retail Properties, Inc.                      46,400      1,122,416
                                                               ------------
                                                                  2,273,486
                                                               ------------

SOFT DRINKS--1.4%
Coca-Cola Co. (The)                                   23,400      1,123,200

SPECIALIZED REITS--2.7%
Health Care Property Investors, Inc.                  31,400      1,131,342
Sovran Self Storage, Inc.                             20,100      1,113,741
                                                               ------------
                                                                  2,245,083
                                                               ------------


                                                     SHARES       VALUE
                                                   ---------- --------------
SPECIALTY CHEMICALS--2.7%
Rohm and Haas Co.                                     21,500   $  1,111,980
RPM International, Inc.                               48,500      1,120,350
                                                               ------------
                                                                  2,232,330
                                                               ------------

THRIFTS & MORTGAGE FINANCE--6.7%
Astoria Financial Corp.(b)                            41,700      1,108,803
Corus Bankshares, Inc.(b)                             63,500      1,083,310
Municipal Mortgage & Equity, LLC                      38,900      1,108,650
Washington Federal, Inc.                              48,100      1,128,426
Washington Mutual, Inc.                               27,400      1,106,412
                                                               ------------
                                                                  5,535,601
                                                               ------------

TOBACCO--1.4%
Altria Group, Inc.                                    13,200      1,159,092
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $79,739,999)                                    81,817,835
---------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $79,739,999)                                    81,817,835
                                                               ------------
SHORT-TERM INVESTMENTS--22.6%

MONEY MARKET MUTUAL FUNDS--22.6%
State Street Navigator Prime Plus (5.326%
  seven day effective yield)(c)                   18,655,530     18,655,530
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $18,655,530)                                    18,655,530
---------------------------------------------------------------------------

TOTAL INVESTMENTS--121.6%
(IDENTIFIED COST $98,395,529)                                   100,473,365(a)

Other assets and liabilities, net--(21.6)%                      (17,836,399)
                                                               ------------
NET ASSETS--100.0%                                             $ 82,636,966
                                                               ============


REIT (Real Estate Investment Trust)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,411,020 and gross depreciation of $383,970 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $98,446,315.
(b) All or a portion of security is on loan.
(c) Represents security purchased with cash collateral received for securities on loan.

Phoenix Small-Mid Cap Fund


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)


                                                     SHARES       VALUE
                                                   ---------- --------------
DOMESTIC COMMON STOCKS--99.3%

AIR FREIGHT & LOGISTICS--4.6%
Pacer International, Inc.(c)                         183,000   $  4,930,020

APPLICATION SOFTWARE--10.1%
Fair Isaac Corp.(c)                                  126,585      4,896,308
Jack Henry & Associates, Inc.(c)                     245,815      5,911,851
                                                               ------------
                                                                 10,808,159
                                                               ------------

ASSET MANAGEMENT & CUSTODY BANKS--3.2%
Eaton Vance Corp.                                     94,508      3,368,265

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.1%
Copart, Inc.(b)                                      158,100      4,428,381

ELECTRONIC EQUIPMENT MANUFACTURERS--2.9%
Mettler-Toledo International,
  Inc.(b)                                             34,000      3,045,380

ENVIRONMENTAL & FACILITIES SERVICES--2.1%
Stericycle, Inc.(b)(c)                                27,600      2,249,400

HEALTH CARE SERVICES--5.1%
Pediatrix Medical Group, Inc.(b)(c)                   95,000      5,420,700

HOMEFURNISHING RETAIL--4.9%
Rent-A-Center, Inc.(b)(c)                            186,850      5,228,063

HOUSEHOLD PRODUCTS--3.7%
Church & Dwight Co., Inc.(c)                          78,500      3,952,475

INDUSTRIAL CONGLOMERATES--3.2%
Teleflex, Inc.                                        50,610      3,445,023

INDUSTRIAL MACHINERY--2.5%
Donaldson Co., Inc.(c)                                73,200      2,642,520

INSURANCE BROKERS--4.2%
Brown & Brown, Inc.(c)                               165,600      4,479,480

IT CONSULTING & OTHER SERVICES--2.8%
SRA International, Inc. Class
  A(b)(c)                                            122,000      2,971,920

LIFE & HEALTH INSURANCE--3.4%
StanCorp Financial Group, Inc.                        73,500      3,613,995

OFFICE ELECTRONICS--2.3%
Zebra Technologies Corp. Class
  A(b)(c)                                             62,300      2,405,403

OFFICE SERVICES & SUPPLIES--2.8%
Mine Safety Appliances Co.(c)                         70,000      2,944,200


                                                     SHARES       VALUE
                                                   ---------- --------------
OIL & GAS EQUIPMENT & SERVICES--4.9%
Universal Compression Holdings,
  Inc.(b)(c)                                          78,000   $  5,279,040

OIL & GAS REFINING & MARKETING--5.1%
World Fuel Services Corp.(c)                         118,000      5,458,680

PAPER PACKAGING--3.8%
Bemis Co., Inc.                                      121,844      4,068,371

PROPERTY & CASUALTY INSURANCE--4.5%
Philadelphia Consolidated Holding
  Co.(b)(c)                                          110,000      4,838,900

REGIONAL BANKS--4.5%
UCBH Holdings, Inc.(c)                               261,000      4,859,820

REINSURANCE--4.2%
Reinsurance Group of America,
  Inc.(c)                                             77,900      4,496,388

SEMICONDUCTORS--4.3%
Microchip Technology, Inc.(c)                        128,000      4,547,840

SPECIALIZED CONSUMER SERVICES--3.3%
Regis Corp.(c)                                        88,000      3,552,560

SPECIALTY CHEMICALS--2.8%
Valspar Corp. (The)(c)                               109,040      3,034,583
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $81,504,186)                                   106,069,566
---------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $81,504,186)                                   106,069,566
                                                               ------------
SHORT-TERM INVESTMENTS--16.7%

MONEY MARKET MUTUAL FUNDS--16.7%
State Street Navigator Prime Plus
  (5.326% seven day effective yield)(d)           17,848,715     17,848,715
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $17,848,715)                                    17,848,715
---------------------------------------------------------------------------

TOTAL INVESTMENTS--116.0%
(IDENTIFIED COST $99,352,901)                                   123,918,281(a)

Other assets and liabilities, net--(16.0)%                      (17,124,312)
                                                               ------------
NET ASSETS--100.0%                                             $106,793,969
                                                               ============

Phoenix Small-Mid Cap Fund







(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,090,263 and gross depreciation of $1,524,883 for federal income tax purposes. At March 31, 2007 the aggregate cost of securities for federal income tax purposes was $99,352,901.
(b) Non-income producing.
(c) All or a portion of security is on loan.
(d) Represents security purchased with cash collateral received for securities on loan.

PHOENIX ASSET TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

     NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Phoenix Asset Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


     A.   SECURITY VALUATION

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

          Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

          As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

          Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


     C.   SECURITY LENDING

          Certain Funds loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Funds receive collateral with a market value not less than 102% for domestic securities and 105% for foreign securities of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of

PHOENIX ASSET TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED) (CONTINUED)

     cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

     NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

          In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.


          Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.


          At March 31, 2007, The Rising Dividends Fund held securities issued by various companies in the Financial sector, comprising 40% of the total net assets of the Fund.


Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Asset Trust
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date  May 29, 2007
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date  May 29, 2007
     ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer and Treasurer
                           (principal financial officer)

Date  May 29, 2007
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.